Consolidated Balance Sheets	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Current assets
Cash and cash equivalents	¥ 2,912,901,189	$ 423,663,906	¥ 803,270,815
Restricted cash - current	298,900,155	43,473,224	10,060,360
Short-term investments	265,869,717	38,669,147	62,380,000
Accounts receivable, net of allowance of RMB nil and RMB nil as of December 31, 2017 and 2018, respectively	86,513,830	12,582,915	85,595,207
Finance lease receivables - current, net of allowance of RMB nil and RMB9,068,793 (US$1,319,001) as of December 31, 2017 and 2018, respectively	1,123,703,618	163,435,913
Financing receivables, net of allowance of RMB156,124 and RMB5,152,180 (US$749,354) as of December 31, 2017 and 2018, respectively	5,420,617	788,396	832,052
Short-term amounts due from related parties			1,253,833
Prepaid expenses and other current assets	61,272,518	8,911,718	144,858,222
Total current assets	4,754,581,644	691,525,219	1,108,250,489
Non-current assets
Restricted cash - non-current	668,627,618	97,247,854	319,352,347
Long-term investments	292,099,059	42,484,046	191,002,602
Equity method investments	1,448,416	210,663	165,659,951
Goodwill	145,063,857	21,098,663	0
Property and equipment, net	18,286,218	2,659,620	9,751,738
Intangible assets	1,693,407	246,296	1,701,770
Deferred tax assets	100,194,993	14,572,757	67,774,187
Long-term amounts due from related parties			122,383,094
Finance lease receivables - non-current, net of allowance of RMB nil and RMB4,476,043 (US$651,013) as of December 31, 2017 and 2018, respectively	1,282,457,409	186,525,694
Other non-current assets	36,687,583	5,335,988	10,991,399
Total non-current assets	2,546,558,560	370,381,581	888,617,088
TOTAL ASSETS	7,301,140,204	1,061,906,800	1,996,867,577
Current liabilities
Short-term debts	660,000,000	95,993,020
Long-term debts - current	467,194,051	67,950,556
Accrued expenses and other current liabilities	211,458,501	30,755,363	328,522,735
Short-term amounts due to related parties			5,525,000
Risk assurance liabilities	173,210,363	25,192,402	129,935,457
Income tax payable	53,517,717	7,783,829	62,320,855
Total current liabilities	1,565,380,632	227,675,170	526,304,047
Non-current liabilities
Long-term debts	472,793,340	68,764,939	175,000,000
Other non-current liabilities	7,599,404	1,105,290	35,555,908
Total non-current liabilities	480,392,744	69,870,229	210,555,908
Total liabilities	2,045,773,376	297,545,399	736,859,955
Commitments and contingencies
Redeemable Convertible Preferred Shares
Total mezzanine equity			3,941,846,076
Shareholders' (deficit) equity
Ordinary shares			83,145
Additional paid-in capital	4,444,078,463	646,364,404	4,100,000
Accumulated other comprehensive (loss) income	109,452,996	15,919,278	(398,698)
(Accumulated deficit) Retained earnings	698,036,438	101,525,188	(2,711,414,472)
Total Cango Inc.'s (deficit) equity	5,251,772,157	763,838,578	(2,707,628,575)
Non-controlling interests	3,594,671	522,823	25,790,121
Total shareholders' (deficit) equity	5,255,366,828	764,361,401	(2,681,838,454)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' (DEFICIT) EQUITY	7,301,140,204	1,061,906,800	1,996,867,577
Series A-1 [Member]
Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares			1,501,153,698
Series A-3 [Member]
Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares			307,816,408
Series B [Member]
Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares			2,132,875,970
Common Class A [Member]
Shareholders' (deficit) equity
Ordinary shares	151,482	22,032
Common Class B [Member]
Shareholders' (deficit) equity
Ordinary shares	¥ 52,778	$ 7,676
Series A-2 preferred shares [Member]
Shareholders' (deficit) equity
Series A-2 preferred shares (US$0.0001 par value; 2,179,215 and nil shares authorized and outstanding as of December 31, 2017 and 2018, respectively)			¥ 1,450